Derivative Liabilities (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative liabilities
Embedded conversion feature - convertible debt	$ 425,352	$ 87,571	$ 0
Embedded conversion feature - preferred stock	114,341	4,751	0
Derivative liabilities	$ 539,693	$ 92,322	$ 0